RISK MANAGEMENT POLICIES - Exposure to the Group's exchange risk by currency type (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exchange rate risk
Assets	$ 133,142,903	$ 206,213,605
Liabilities	115,857,073	181,921,254
Exchange rate risk [member]
Exchange rate risk
Assets	38,194,668	64,672,042
Liabilities	37,404,825	62,771,709
Derivatives		20,621
Net position	789,843	1,920,954
Exchange rate risk [member] | US Dollar [member]
Exchange rate risk
Assets	37,455,139	63,782,427
Liabilities	36,825,985	62,036,482
Derivatives		20,621
Net position	629,154	1,766,566
Exchange rate risk [member] | Euro [member]
Exchange rate risk
Assets	593,090	713,445
Liabilities	575,147	730,092
Net position	17,943	(16,647)
Exchange rate risk [member] | Others [member]
Exchange rate risk
Assets	146,439	176,170
Liabilities	3,693	5,135
Net position	$ 142,746	$ 171,035